Shareholder Report	6 Months Ended		120 Months Ended
	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		EXCHANGE PLACE ADVISORS TRUST
Entity Central Index Key		0001750821
Entity Investment Company Type		N-1A
Document Period End Date		Nov. 30, 2024
C000224843
Shareholder Report [Line Items]
Fund Name		North Square Core Plus Bond Fund
Class Name		Class I
Trading Symbol		STTIX
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		1-855-551-5521
Additional Information Website		https://northsquareinvest.com/fund-reports-holdings/
Expenses Paid, Amount		$ 56
Expense Ratio, Percent		1.08%
Line Graph [Table Text Block]
	North Square Core Plus Bond Fund - Class I	Bloomberg U.S. Aggregate Bond Index	HFRX Absolute Return Index
Nov-2014	$1,000,000	$1,000,000	$1,000,000
Nov-2015	$1,002,695	$1,009,702	$1,026,234
Nov-2016	$1,061,978	$1,031,630	$1,023,014
Nov-2017	$1,114,936	$1,064,786	$1,056,813
Nov-2018	$1,077,415	$1,050,494	$1,064,867
Nov-2019	$1,077,503	$1,163,856	$1,093,682
Nov-2020	$1,143,531	$1,248,630	$1,116,068
Nov-2021	$1,200,703	$1,234,230	$1,143,488
Nov-2022	$1,096,644	$1,075,757	$1,158,479
Nov-2023	$1,055,787	$1,088,449	$1,190,972
Nov-2024	$1,150,900	$1,163,281	$1,255,550

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Square Core Plus Bond Fund - Class I	9.01%	1.33%	1.42%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.01%	1.52%
HFRX Absolute Return Index	5.42%	2.80%	2.30%

AssetsNet	$ 18,171,455	$ 18,171,455	$ 18,171,455
Holdings Count | Holding	211	211	211
Advisory Fees Paid, Amount		$ 16,478
InvestmentCompanyPortfolioTurnover		242.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$18,171,455 Number of Portfolio Holdings211 Advisory Fee (net of waivers)$16,478 Portfolio Turnover242%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-0.2%
Real Estate	0.2%
Supranational	0.6%
Health Care	1.4%
Technology	1.5%
Materials	1.6%
Purchased Options	1.6%
Consumer Staples	2.4%
Communications	3.2%
Short-Term Investments	3.2%
Consumer Discretionary	3.4%
Industrials	4.5%
Utilities	4.6%
Energy	5.5%
Asset Backed Securities	9.4%
U.S. Government & Agencies	11.1%
Financials	15.0%
Mortgage Backed Securities	31.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 27, 2024. For more complete information you may review the Fund’s prospectus, which is available upon request at 1-855-551-5521 or on the Fund's website at https://northsquareinvest.com/fund-reports-holdings/

On September 27, 2024, the Fund changed its name from the North Square Trilogy Alternative Return Fund to the North Square Core Plus Bond Fund. In conjunction with the change of the Fund's name, the Fund changed: its investment objective to seek high current income and long-term capital appreciation; its principal investment strategies and principal risks to reflect the Fund's principal investments in fixed income investments; and its sub-advisers to CSM Advisors, LLC and Red Cedar Investment Management, LLC. For more information on these changes, please review Fund's Prospectus dated September 27, 2024.

C000205678
Shareholder Report [Line Items]
Fund Name		North Square Dynamic Small Cap Fund
Class Name		Class A
Trading Symbol		ORSAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about North Square Dynamic Small Cap Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number		1-855-551-5521
Additional Information Website		https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.24%

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		1.24%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Square Dynamic Small Cap Fund - Class A	Russell 2000® Total Return Index	Russell 3000® Total Return Index
Nov-2014	$9,413	$10,000	$10,000
Nov-2015	$10,325	$10,351	$10,258
Nov-2016	$10,990	$11,601	$11,111
Nov-2017	$13,323	$13,728	$13,585
Nov-2018	$13,635	$13,807	$14,336
Nov-2019	$14,934	$14,844	$16,557
Nov-2020	$16,740	$16,862	$19,706
Nov-2021	$21,690	$20,576	$24,897
Nov-2022	$19,363	$17,898	$22,207
Nov-2023	$20,983	$17,439	$25,007
Nov-2024	$29,379	$23,793	$33,631

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 years
North Square Dynamic Small Cap Fund - Class A
Without Load	40.01%	14.49%	12.05%
With Load	31.99%	13.15%	11.38%
Russell 2000® Total Return Index	36.43%	9.90%	9.05%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Nov. 30, 2024
AssetsNet	$ 425,278,772	$ 425,278,772	$ 425,278,772
Holdings Count | Holding	243	243	243
Advisory Fees Paid, Amount		$ 1,255,188
InvestmentCompanyPortfolioTurnover		87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$425,278,772 Number of Portfolio Holdings243 Advisory Fee (net of waivers)$1,255,188 Portfolio Turnover87%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Exchange-Traded Funds	0.6%
Short-Term Investments	0.9%
Utilities	1.3%
Communications	2.6%
Materials	4.6%
Real Estate	5.0%
Energy	5.1%
Consumer Staples	6.8%
Consumer Discretionary	13.5%
Technology	13.7%
Health Care	14.4%
Financials	14.4%
Industrials	17.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.
C000205677
Shareholder Report [Line Items]
Fund Name		North Square Dynamic Small Cap Fund
Class Name		Class I
Trading Symbol		ORSIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about North Square Dynamic Small Cap Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number		1-855-551-5521
Additional Information Website		https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.99%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.99%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Square Dynamic Small Cap Fund - Class I	Russell 2000® Return Index	Russell 3000® Total Return Index
Nov-2014	$999,997	$1,000,000	$1,000,000
Nov-2015	$1,097,628	$1,035,071	$1,025,831
Nov-2016	$1,171,153	$1,160,075	$1,111,055
Nov-2017	$1,423,364	$1,372,801	$1,358,510
Nov-2018	$1,460,367	$1,380,676	$1,433,590
Nov-2019	$1,603,461	$1,484,422	$1,655,661
Nov-2020	$1,801,897	$1,686,212	$1,970,628
Nov-2021	$2,340,506	$2,057,601	$2,489,677
Nov-2022	$2,094,715	$1,789,835	$2,220,728
Nov-2023	$2,274,157	$1,743,926	$2,500,731
Nov-2024	$3,192,562	$2,379,299	$3,363,117

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Square Dynamic Small Cap Fund - Class I	40.38%	14.77%	12.30%
Russell 2000® Return Index	36.43%	9.90%	9.05%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Nov. 30, 2024
AssetsNet	$ 425,278,772	$ 425,278,772	$ 425,278,772
Holdings Count | Holding	243	243	243
Advisory Fees Paid, Amount		$ 1,255,188
InvestmentCompanyPortfolioTurnover		87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$425,278,772 Number of Portfolio Holdings243 Advisory Fee (net of waivers)$1,255,188 Portfolio Turnover87%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Exchange-Traded Funds	0.6%
Short-Term Investments	0.9%
Utilities	1.3%
Communications	2.6%
Materials	4.6%
Real Estate	5.0%
Energy	5.1%
Consumer Staples	6.8%
Consumer Discretionary	13.5%
Technology	13.7%
Health Care	14.4%
Financials	14.4%
Industrials	17.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.
C000250358
Shareholder Report [Line Items]
Fund Name	North Square Kennedy MicroCap Fund
Class Name	Class I
Trading Symbol	NKMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square Kennedy MicroCap Fund (the "Fund") for the period of June 10, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.47%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date			Jun. 10, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 12,463,230	$ 12,463,230	$ 12,463,230
Holdings Count | Holding	122	122	122
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	46.00%
C000205681
Shareholder Report [Line Items]
Fund Name		North Square Multi Strategy Fund
Class Name		Class A
Trading Symbol		ORILX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about North Square Multi Strategy Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number		1-855-551-5521
Additional Information Website		https://northsquareinvest.com/fund-reports-holdings/
Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.96%
Material Change Date		Nov. 30, 2024
AssetsNet	$ 42,323,927	$ 42,323,927	$ 42,323,927
Holdings Count | Holding	12	12	12
Advisory Fees Paid, Amount		$ 38,045
InvestmentCompanyPortfolioTurnover		5.00%
C000205683
Shareholder Report [Line Items]
Fund Name		North Square Multi Strategy Fund
Class Name		Class I
Trading Symbol		PORYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about North Square Multi Strategy Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number		1-855-551-5521
Additional Information Website		https://northsquareinvest.com/fund-reports-holdings/
Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.70%
Material Change Date		Nov. 30, 2024
AssetsNet	$ 42,323,927	$ 42,323,927	$ 42,323,927
Holdings Count | Holding	12	12	12
Advisory Fees Paid, Amount		$ 38,045
InvestmentCompanyPortfolioTurnover		5.00%
C000205685
Shareholder Report [Line Items]
Fund Name		North Square Preferred and Income Securities Fund
Class Name		Class I
Trading Symbol		ORDNX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about North Square Preferred and Income Securities Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number		1-855-551-5521
Additional Information Website		https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.96%

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.96%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Square Preferred and Income Securities Fund - Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofAML Fixed Rate Preferred Securities Index
Nov-2014	$1,000,000	$1,000,000	$1,000,000
Nov-2015	$1,004,700	$1,009,702	$1,067,866
Nov-2016	$1,058,114	$1,031,630	$1,096,103
Nov-2017	$1,297,133	$1,064,786	$1,214,181
Nov-2018	$1,410,680	$1,050,494	$1,173,065
Nov-2019	$1,645,827	$1,163,856	$1,347,576
Nov-2020	$1,848,972	$1,248,630	$1,438,222
Nov-2021	$2,299,148	$1,234,230	$1,466,708
Nov-2022	$2,089,309	$1,075,757	$1,302,512
Nov-2023	$2,304,377	$1,088,449	$1,370,005
Nov-2024	$2,783,339	$1,163,281	$1,534,987

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Square Preferred and Income Securities Fund - Class I	20.78%	11.08%	10.78%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.01%	1.52%
ICE BofAML Fixed Rate Preferred Securities Index	12.04%	2.64%	4.38%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Nov. 30, 2024
AssetsNet	$ 253,815,416	$ 253,815,416	$ 253,815,416
Holdings Count | Holding	78	78	78
Advisory Fees Paid, Amount		$ 796,379
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$253,815,416 Number of Portfolio Holdings78 Advisory Fee (net of waivers)$796,379 Portfolio Turnover44%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Agency	0.4%
Industrials	2.7%
Communications	3.0%
Consumer Discretionary	3.0%
Short-Term Investments	3.9%
Energy	11.9%
Utilities	28.5%
Financials	45.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.
C000205671
Shareholder Report [Line Items]
Fund Name		North Square Spectrum Alpha Fund
Class Name		Class A
Trading Symbol		ORIGX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about North Square Spectrum Alpha Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number		1-855-551-5521
Additional Information Website		https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.30%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		1.30%
Line Graph [Table Text Block]
	North Square Spectrum Alpha Fund - Class A	Russell 2000® Total Return Index	Russell 3000® Total Return Index
Nov-2014	$9,425	$10,000	$10,000
Nov-2015	$9,270	$10,351	$10,258
Nov-2016	$9,292	$11,601	$11,111
Nov-2017	$10,601	$13,728	$13,585
Nov-2018	$11,641	$13,807	$14,336
Nov-2019	$12,443	$14,844	$16,557
Nov-2020	$15,219	$16,862	$19,706
Nov-2021	$17,579	$20,576	$24,897
Nov-2022	$13,783	$17,898	$22,207
Nov-2023	$14,594	$17,439	$25,007
Nov-2024	$20,282	$23,793	$33,631

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Square Spectrum Alpha Fund - Class A
Without Load	38.98%	10.27%	7.97%
With Load	31.04%	8.97%	7.33%
Russell 2000® Total Return Index	36.43%	9.90%	9.05%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

Material Change Date		Nov. 30, 2024
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (In Millions)$86,997 Number of Holdings5 Advisory Fee$80,976 Portfolio turnover14%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.4%
Exchange-Traded Funds	1.3%
Mutual Funds	11.6%
Open End Funds	86.9%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
North Square Dynamic Small Cap Fund, Class I	60.9%
North Square Advisory Research Small Value Fund, Class I	26.0%
North Square Kennedy MicroCap Fund, Class I	11.6%
iShares® Russell 2000 ETF	1.3%
First American Treasury Obligations Fund, Class X	0.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.
C000205673
Shareholder Report [Line Items]
Fund Name		North Square Spectrum Alpha Fund
Class Name		Class I
Trading Symbol		ORIYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about North Square Spectrum Alpha Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number		1-855-551-5521
Additional Information Website		https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$58	1.05%

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		1.05%
Line Graph [Table Text Block]
	North Square Spectrum Alpha Fund - Class I	Russell 2000® Total Return Index	Russell 3000® Total Return Index
Nov-2014	$1,000,000	$1,000,000	$1,000,000
Nov-2015	$986,688	$1,035,071	$1,025,831
Nov-2016	$992,843	$1,160,075	$1,111,055
Nov-2017	$1,136,410	$1,372,801	$1,358,510
Nov-2018	$1,250,959	$1,380,676	$1,433,590
Nov-2019	$1,340,446	$1,484,422	$1,655,661
Nov-2020	$1,643,005	$1,686,212	$1,970,628
Nov-2021	$1,903,196	$2,057,601	$2,489,677
Nov-2022	$1,496,070	$1,789,835	$2,220,728
Nov-2023	$1,587,878	$1,743,926	$2,500,731
Nov-2024	$2,211,350	$2,379,299	$3,363,117

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Square Spectrum Alpha Fund - Class I	39.26%	10.53%	8.26%
Russell 2000® Total Return Index	36.43%	9.90%	9.05%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

Material Change Date		Nov. 30, 2024
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (In Millions)$86,997 Number of Holdings5 Advisory Fee$80,976 Portfolio turnover14%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.4%
Exchange-Traded Funds	1.3%
Mutual Funds	11.6%
Open End Funds	86.9%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
North Square Dynamic Small Cap Fund, Class I	60.9%
North Square Advisory Research Small Value Fund, Class I	26.0%
North Square Kennedy MicroCap Fund, Class I	11.6%
iShares® Russell 2000 ETF	1.3%
First American Treasury Obligations Fund, Class X	0.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.
C000224841
Shareholder Report [Line Items]
Fund Name		North Square Tactical Defensive Fund
Class Name		Class A
Trading Symbol		ETFRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about North Square Tactical Defensive Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number		1-855-551-5521
Additional Information Website		https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1.95%

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		1.95%
Line Graph [Table Text Block]
	North Square Tactical Defensive Fund - Class A	Morningstar Moderate Target Risk Index	Russell 3000® Total Return Index
Sep-2006	$9,428	$10,000	$10,000
Nov-2006	$10,027	$10,572	$10,688
Nov-2007	$10,890	$11,594	$11,441
Nov-2008	$8,158	$8,701	$6,996
Nov-2009	$9,296	$10,842	$8,896
Nov-2010	$10,333	$11,805	$10,020
Nov-2011	$9,861	$12,315	$10,721
Nov-2012	$10,661	$13,704	$12,431
Nov-2013	$12,292	$15,690	$16,373
Nov-2014	$13,147	$16,765	$18,915
Nov-2015	$11,971	$16,551	$19,404
Nov-2016	$12,682	$17,491	$21,016
Nov-2017	$14,896	$20,099	$25,697
Nov-2018	$14,768	$20,063	$27,117
Nov-2019	$15,826	$22,559	$31,317
Nov-2020	$16,264	$25,215	$37,275
Nov-2021	$18,836	$27,853	$47,093
Nov-2022	$18,039	$24,935	$42,006
Nov-2023	$17,949	$26,321	$47,302
Nov-2024	$20,757	$30,835	$63,614

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Square Tactical Defensive Fund - Class A
Without Load	15.64%	5.57%	4.67%
With Load	9.03%	4.33%	4.05%
Morningstar Moderate Target Risk Index	17.15%	6.45%	6.28%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

AssetsNet	$ 57,564,623	$ 57,564,623	$ 57,564,623
Holdings Count | Holding	7	7	7
Advisory Fees Paid, Amount		$ 334,622
InvestmentCompanyPortfolioTurnover		93.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$57,564,623 Number of Portfolio Holdings7 Advisory Fee (net of waivers)$334,622 Portfolio Turnover93%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Short-Term Investments	1.7%
Equity	98.4%

Material Fund Change [Text Block]

Material Fund Changes

This report describes changes to the Fund that occurred during the reporting period.
C000224840
Shareholder Report [Line Items]
Fund Name		North Square Tactical Defensive Fund
Class Name		Class C
Trading Symbol		ETFZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about North Square Tactical Defensive Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number		1-855-551-5521
Additional Information Website		https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.35%

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		1.35%
Line Graph [Table Text Block]
	North Square Tactical Defensive Fund - Class C	Morningstar Moderate Target Risk Index	Russell 3000® Total Return Index
Oct-2009	$10,000	$10,000	$10,000
Nov-2009	$10,103	$10,350	$10,582
Nov-2010	$11,149	$11,270	$11,918
Nov-2011	$10,564	$11,756	$12,751
Nov-2012	$11,327	$13,082	$14,785
Nov-2013	$12,943	$14,978	$19,474
Nov-2014	$13,747	$16,004	$22,498
Nov-2015	$12,418	$15,800	$23,079
Nov-2016	$13,064	$16,697	$24,997
Nov-2017	$15,215	$19,187	$30,564
Nov-2018	$14,977	$19,153	$32,253
Nov-2019	$15,928	$21,535	$37,250
Nov-2020	$16,246	$24,071	$44,336
Nov-2021	$18,674	$26,590	$56,013
Nov-2022	$17,742	$23,804	$49,963
Nov-2023	$17,534	$25,127	$56,262
Nov-2024	$20,109	$29,436	$75,664

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Square Tactical Defensive Fund - Class C
Without Load	14.69%	4.77%	3.88%
With Load	13.69%	4.77%	3.88%
Morningstar Moderate Target Risk Index	17.15%	6.45%	6.28%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

AssetsNet	$ 57,564,623	$ 57,564,623	$ 57,564,623
Holdings Count | Holding	7	7	7
Advisory Fees Paid, Amount		$ 334,622
InvestmentCompanyPortfolioTurnover		93.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$57,564,623 Number of Portfolio Holdings7 Advisory Fee (net of waivers)$334,622 Portfolio Turnover93%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Short-Term Investments	1.7%
Equity	98.4%

Material Fund Change [Text Block]

Material Fund Changes

This report describes changes to the Fund that occurred during the reporting period.
C000224839
Shareholder Report [Line Items]
Fund Name		North Square Tactical Defensive Fund
Class Name		Class I
Trading Symbol		ETFWX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about North Square Tactical Defensive Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number		1-855-551-5521
Additional Information Website		https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	1.70%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		1.70%
Line Graph [Table Text Block]
	North Square Tactical Defensive Fund - Class I	Morningstar Moderate Target Risk Index	Russell 3000® Total Return Index
Nov-2014	$1,000,000	$1,000,000	$1,000,000
Nov-2015	$912,221	$987,210	$1,025,831
Nov-2016	$969,874	$1,043,307	$1,111,055
Nov-2017	$1,140,566	$1,198,892	$1,358,510
Nov-2018	$1,134,276	$1,196,711	$1,433,590
Nov-2019	$1,216,651	$1,345,588	$1,655,661
Nov-2020	$1,253,032	$1,504,027	$1,970,628
Nov-2021	$1,454,397	$1,661,405	$2,489,677
Nov-2022	$1,396,019	$1,487,340	$2,220,728
Nov-2023	$1,392,634	$1,570,001	$2,500,731
Nov-2024	$1,613,459	$1,839,240	$3,363,117

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Square Tactical Defensive Fund - Class I	15.86%	5.81%	4.90%
Morningstar Moderate Target Risk Index	17.15%	6.45%	6.28%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

AssetsNet	$ 57,564,623	$ 57,564,623	$ 57,564,623
Holdings Count | Holding	7	7	7
Advisory Fees Paid, Amount		$ 334,622
InvestmentCompanyPortfolioTurnover		93.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$57,564,623 Number of Portfolio Holdings7 Advisory Fee (net of waivers)$334,622 Portfolio Turnover93%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Short-Term Investments	1.7%
Equity	98.4%

Material Fund Change [Text Block]

Material Fund Changes

This report describes changes to the Fund that occurred during the reporting period.
C000224838
Shareholder Report [Line Items]
Fund Name		North Square Tactical Growth Fund
Class Name		Class A
Trading Symbol		ETFAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about North Square Tactical Growth Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number		1-855-551-5521
Additional Information Website		https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	1.55%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		1.55%
Line Graph [Table Text Block]
	North Square Tactical Growth Fund - Class A	Morningstar Moderately Aggressive Target Risk Index	Russell 3000® Total Return Index
Apr-2013	$9,422	$10,000	$10,000
Nov-2013	$10,296	$11,131	$11,780
Nov-2014	$11,548	$11,992	$13,609
Nov-2015	$11,378	$11,786	$13,960
Nov-2016	$11,938	$12,537	$15,120
Nov-2017	$13,476	$14,959	$18,488
Nov-2018	$13,725	$14,944	$19,510
Nov-2019	$14,553	$16,918	$22,532
Nov-2020	$16,490	$18,986	$26,818
Nov-2021	$18,863	$21,700	$33,882
Nov-2022	$17,220	$19,549	$30,222
Nov-2023	$18,257	$20,932	$34,032
Nov-2024	$22,725	$25,300	$45,768

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Square Tactical Growth Fund - Class A
Without Load	24.47%	9.32%	7.00%
With Load	17.31%	8.04%	6.37%
Morningstar Moderately Aggressive Target Risk Index	20.87%	8.38%	7.75%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

Material Change Date		Nov. 30, 2024
AssetsNet	$ 557,556,772	$ 557,556,772	$ 557,556,772
Holdings Count | Holding	11	11	11
Advisory Fees Paid, Amount		$ 2,745,825
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$557,556,772 Number of Portfolio Holdings11 Advisory Fee (net of waivers)$2,745,825 Portfolio Turnover13%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Fixed Income	4.8%
Short-Term Investments	8.0%
Exchange-Traded Funds	29.4%
Equity	57.9%

C000224836
Shareholder Report [Line Items]
Fund Name		North Square Tactical Growth Fund
Class Name		Class C
Trading Symbol		ETFCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about North Square Tactical Growth Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number		1-855-551-5521
Additional Information Website		https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$61	1.15%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		1.15%
Line Graph [Table Text Block]
	North Square Tactical Growth Fund - Class C	Morningstar Moderately Aggressive Target Risk Index	Russell 3000® Total Return Index
Apr-2013	$10,000	$10,000	$10,000
Nov-2013	$10,871	$11,131	$11,780
Nov-2014	$12,103	$11,992	$13,609
Nov-2015	$11,840	$11,786	$13,960
Nov-2016	$12,321	$12,537	$15,120
Nov-2017	$13,802	$14,959	$18,488
Nov-2018	$13,957	$14,944	$19,510
Nov-2019	$14,688	$16,918	$22,532
Nov-2020	$16,515	$18,986	$26,818
Nov-2021	$18,753	$21,700	$33,882
Nov-2022	$16,985	$19,549	$30,222
Nov-2023	$17,871	$20,932	$34,032
Nov-2024	$22,090	$25,300	$45,768

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Square Tactical Growth Fund - Class C
Without Load	23.61%	8.50%	6.20%
With Load	22.61%	8.50%	6.20%
Morningstar Moderately Aggressive Target Risk Index	20.87%	8.38%	7.75%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

Material Change Date		Nov. 30, 2024
AssetsNet	$ 557,556,772	$ 557,556,772	$ 557,556,772
Holdings Count | Holding	11	11	11
Advisory Fees Paid, Amount		$ 2,745,825
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$557,556,772 Number of Portfolio Holdings11 Advisory Fee (net of waivers)$2,745,825 Portfolio Turnover13%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Fixed Income	4.8%
Short-Term Investments	8.0%
Exchange-Traded Funds	29.4%
Equity	57.9%

C000224837
Shareholder Report [Line Items]
Fund Name		North Square Tactical Growth Fund
Class Name		Class I
Trading Symbol		ETFOX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about North Square Tactical Growth Fund (the "Fund") for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number		1-855-551-5521
Additional Information Website		https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	1.30%

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		1.30%
Line Graph [Table Text Block]
	North Square Tactical Growth Fund - Class I	Morningstar Moderately Aggressive Target Risk Index	Russell 3000® Total Return Index
Nov-2014	$1,000,000	$1,000,000	$1,000,000
Nov-2015	$988,362	$982,789	$1,025,831
Nov-2016	$1,038,767	$1,045,453	$1,111,055
Nov-2017	$1,175,949	$1,247,466	$1,358,510
Nov-2018	$1,200,387	$1,246,166	$1,433,590
Nov-2019	$1,275,163	$1,410,823	$1,655,661
Nov-2020	$1,449,724	$1,583,202	$1,970,628
Nov-2021	$1,661,532	$1,809,560	$2,489,677
Nov-2022	$1,520,706	$1,630,182	$2,220,728
Nov-2023	$1,616,391	$1,745,521	$2,500,731
Nov-2024	$2,017,631	$2,109,761	$3,363,117

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Square Tactical Growth Fund - Class I	24.82%	9.61%	7.27%
Morningstar Moderately Aggressive Target Risk Index	20.87%	8.38%	7.75%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

Material Change Date		Nov. 30, 2024
AssetsNet	$ 557,556,772	$ 557,556,772	$ 557,556,772
Holdings Count | Holding	11	11	11
Advisory Fees Paid, Amount		$ 2,745,825
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$557,556,772 Number of Portfolio Holdings11 Advisory Fee (net of waivers)$2,745,825 Portfolio Turnover13%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Fixed Income	4.8%
Short-Term Investments	8.0%
Exchange-Traded Funds	29.4%
Equity	57.9%